RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
b.	The following transactions were carried out with related parties:

	2013	2012
Income statements:
Officers remuneration for employment and consulting	$458	$411
Stock based compensation to officers	$421	$1,508

Directors’ who are not officers compensation	$39	$-
Stock based compensation to directors’ who are not officers	$118	$-

Balance sheets:
Related party payables to officers for employment and consulting	$319	$168
Related party payables to directors	$31	$-
	$350	$168